Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO 1 ($)(1)	Summary Compensation Table Total for CEO 2 ($)(1)	Summary Compensation Table Total for CEO 3 ($)(1)	Compensation Actually Paid to CEO 1 ($)(1, 2)	Compensation Actually Paid to CEO 2 ($)(1, 2)	Compensation Actually Paid to CEO 3 ($)(1, 2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)
2025	$5,615,614	$—	$—	$3,792,825	$—	$—	$1,344,222
2024	$4,138,125	$3,547,422	$—	$718,551	$2,915,024	$—	$1,277,540
2023	$1,984,654	$1,863,920	$1,333,600	$2,263,684	$1,772,312	$1,309,232	$1,720,006
2022	$—	$—	$3,621,688	$—	$—	$1,101,613	$1,480,372
2021	$—	$—	$3,844,266	$—	$—	$3,065,356	$1,004,907

		Value of Initial Fixed $100 Investment based on:
Year	Average Compensation Actually Paid to Non-CEO NEOs ($)(3, 4)	DMC Global Inc. Total Stockholder Return(5)	Peer Group Total Stockholder Return(6)	Net (Loss) Income (thousands) ($)(7)	Adjusted EBITDA (thousands) ($)(8)	Free Cash Flow (thousands) ($)(9)
2025	$914,313	$15.47	$203.76	$(11,745)	$34,942	$42,803
2024	$497,541	$16.99	$168.36	$(151,960)	$52,156	$30,408
2023	$1,552,866	$43.51	$133.74	$34,759	$96,063	$50,297
2022	$957,644	$44.95	$94.86	$13,833	$74,199	$26,414
2021	$910,996	$91.58	$116.68	$(1,010)	$20,179	$(20,452)
(1)Reflects compensation amounts reported in the “Summary Compensation Table” for our Chief Executive Officers, for the respective years shown.

	CEO 1	CEO 2	CEO 3
2025	James O’Leary	n/a	n/a
2024	Michael Kuta	James O’Leary	n/a
2023	Michael Kuta	David Aldous	Kevin T. Longe
2022	n/a	n/a	Kevin T. Longe
2021	n/a	n/a	Kevin T. Longe
(2)As determined in accordance with SEC rules, “compensation actually paid” to our CEOs in each of 2025, 2024, 2023, 2022, and 2021 reflects the respective amounts set forth in the table above, adjusted as set forth in the table below, and is calculated as of each year-end. The dollar amounts reflected for “Compensation actually paid” in the table above do not reflect the actual amount of compensation earned by or paid to our CEOs during the applicable year, as this depends on the factors discussed in CD&A. For information regarding the decisions made by our Compensation Committee in regard to the CEO’s compensation for each fiscal year, please see the CD&A sections of the proxy statements reporting pay for the fiscal years covered in the table above.

	2025	2024
Description of Adjustment	CEO 1	CEO 1	CEO 2
Summary Compensation Table – Total Compensation	$5,615,614	$4,138,125	$3,547,422
Less: Stock award values reported in SCT for the covered year	(3,699,992)	(3,360,978)	(2,124,998)
Plus: Fair value for stock awards granted in the covered year	1,807,310	—	1,526,860
Change in fair value of outstanding unvested stock awards from prior years	(32,706)	—	—
Fair value on vesting date of stock awards granted in the covered year that vested during the covered year	—	—	—
Change in fair value of stock awards from prior years that vested in covered year	102,599	(58,596)	(34,260)
Fair value as of prior fiscal year end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—
Compensation Actually Paid	$3,792,825	$718,551	$2,915,024

	2023			2022	2021
Description of Adjustment	CEO 1	CEO 2	CEO 3	CEO 3	CEO 3
Summary Compensation Table – Total Compensation	$1,984,654	$1,863,920	$1,333,600	$3,621,688	$3,844,266
Less: Stock award values and other earned equity compensation reported in SCT for the covered year	(599,993)	(599,993)	—	(2,161,133)	(2,273,936)
Plus: Fair value for stock awards granted in the covered year	517,738	—	—	1,391,183	1,101,881
Change in fair value of outstanding unvested stock awards from prior years	—	—	—	(802,369)	(953,988)
Fair value on vesting date of stock awards granted in the covered year that vested during the covered year	—	508,385	—	—	—
Change in fair value of stock awards from prior years that vested in covered year	361,285	—	(24,368)	(286,564)	1,544,217
Fair value as of prior fiscal year end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—	(661,192)	(197,084)
Compensation Actually Paid	$2,263,684	$1,772,312	$1,309,232	$1,101,613	$3,065,356
(3)The following non-CEO named executive officers are included in the average figures shown:
2025: Eric Walter, Brett Seger, James Schladen, and Ian Grieves
2024: Eric Walter, Michelle Shepston, James Chilcoff, Ian Grieves, and Antoine Nobili
2023: Eric Walter, Michelle Shepston, James Chilcoff, James Schladen, and Ian Grieves
2022: Michael Kuta, Michelle Shepston, James Schladen, and Ian Grieves
2021: Michael Kuta, Michelle Shepston, Ian Grieves, and Antoine Nobili

(4)	Description of Adjustment	2025 Average	2024 Average	2023 Average	2022 Average	2021 Average
	Summary Compensation Table – Total Compensation	$1,344,222	$1,277,540	$1,720,006	$1,480,372	$1,004,907
	Less: Stock award values reported in SCT for the covered year	(605,067)	(609,389)	(698,238)	(689,557)	(389,440)
	Plus: Fair value for stock awards granted in the covered year	208,696	210,136	566,421	439,759	188,701
	Change in fair value of outstanding unvested stock awards from prior years	(40,968)	(337,550)	(59,451)	(138,592)	(152,707)
	Fair value on vesting date of stock awards granted in the covered year that vested during the covered year	—	—	—	8,330	—
	Change in fair value of stock awards from prior years that vested in covered year	7,430	(43,196)	24,128	(37,669)	298,692
	Fair value as of prior fiscal year end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—	(104,999)	(39,157)
	Compensation Actually Paid	$914,313	$497,541	$1,552,866	$957,644	$910,996
Equity Valuations: The fair value of RSAs and RSUs granted is based on the fair value of DMC’s stock on the last market trading day prior to the grant date. Adjustments have been made using the stock price as of year-end and as of each date of vest. The grant date fair values of PSUs with target Adjusted EBITDA and Adjusted Free Cash Flow performance conditions are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. The fair value of PSUs with TSR performance conditions is based on a third-party valuation simulating a range of possible TSR outcomes over the performance period. Adjustments have been made using the third-party valuation simulating a range of possible TSR outcomes as measured at each year end or the stock price and awards achieved as of each date of vest.
(5)TSR reflects the value at the end of the year shown of $100 invested in the Company’s common stock at the closing market price on the last trading day immediately prior to the first year shown. This provides a cumulative TSR value that incorporates both the appreciation or depreciation of the Company’s stock price and the value of dividends, which are assumed to have been reinvested in additional DMC shares. Past performance is not a guarantee of future results.
(6)Peer group TSR for the relevant fiscal year represents the cumulative TSR of the Nasdaq Non-Financial Stocks Index (XNDX) for the measurement periods ending on December 31, 2025, 2024, 2023, 2022, and 2021, respectively. We have selected the Nasdaq Non-Financial Stocks Index (XNDX) as our peer group as it was also used for the stock performance graph required by Item 201(e) of Regulation S-K in our Annual Report on Form 10-K for the year ended December 31, 2025.
(7)Reflects “Net (loss) income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021. Net loss for the year ended December 31, 2024, includes goodwill impairment of $141,725 related to the full impairment of Arcadia Products’ goodwill.
(8)Company Selected Measure is a non-GAAP measure, Adjusted EBITDA attributable to DMC Global Inc. which is described below.
(9)Free Cash Flow is a non-GAAP measure and is described below. This is a supplemental measure.

Company Selected Measure Name		Adjusted EBITDA attributable to DMC Global Inc.
Named Executive Officers, Footnote	The following non-CEO named executive officers are included in the average figures shown:
2025: Eric Walter, Brett Seger, James Schladen, and Ian Grieves
2024: Eric Walter, Michelle Shepston, James Chilcoff, Ian Grieves, and Antoine Nobili
2023: Eric Walter, Michelle Shepston, James Chilcoff, James Schladen, and Ian Grieves
2022: Michael Kuta, Michelle Shepston, James Schladen, and Ian Grieves
2021: Michael Kuta, Michelle Shepston, Ian Grieves, and Antoine Nobili

Peer Group Issuers, Footnote		Peer group TSR for the relevant fiscal year represents the cumulative TSR of the Nasdaq Non-Financial Stocks Index (XNDX) for the measurement periods ending on December 31, 2025, 2024, 2023, 2022, and 2021, respectively. We have selected the Nasdaq Non-Financial Stocks Index (XNDX) as our peer group as it was also used for the stock performance graph required by Item 201(e) of Regulation S-K in our Annual Report on Form 10-K for the year ended December 31, 2025.
Adjustment To PEO Compensation, Footnote

	2025	2024
Description of Adjustment	CEO 1	CEO 1	CEO 2
Summary Compensation Table – Total Compensation	$5,615,614	$4,138,125	$3,547,422
Less: Stock award values reported in SCT for the covered year	(3,699,992)	(3,360,978)	(2,124,998)
Plus: Fair value for stock awards granted in the covered year	1,807,310	—	1,526,860
Change in fair value of outstanding unvested stock awards from prior years	(32,706)	—	—
Fair value on vesting date of stock awards granted in the covered year that vested during the covered year	—	—	—
Change in fair value of stock awards from prior years that vested in covered year	102,599	(58,596)	(34,260)
Fair value as of prior fiscal year end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—
Compensation Actually Paid	$3,792,825	$718,551	$2,915,024

	2023			2022	2021
Description of Adjustment	CEO 1	CEO 2	CEO 3	CEO 3	CEO 3
Summary Compensation Table – Total Compensation	$1,984,654	$1,863,920	$1,333,600	$3,621,688	$3,844,266
Less: Stock award values and other earned equity compensation reported in SCT for the covered year	(599,993)	(599,993)	—	(2,161,133)	(2,273,936)
Plus: Fair value for stock awards granted in the covered year	517,738	—	—	1,391,183	1,101,881
Change in fair value of outstanding unvested stock awards from prior years	—	—	—	(802,369)	(953,988)
Fair value on vesting date of stock awards granted in the covered year that vested during the covered year	—	508,385	—	—	—
Change in fair value of stock awards from prior years that vested in covered year	361,285	—	(24,368)	(286,564)	1,544,217
Fair value as of prior fiscal year end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—	(661,192)	(197,084)
Compensation Actually Paid	$2,263,684	$1,772,312	$1,309,232	$1,101,613	$3,065,356

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,344,222	$ 1,277,540	$ 1,720,006	$ 1,480,372	$ 1,004,907
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 914,313	497,541	1,552,866	957,644	910,996
Adjustment to Non-PEO NEO Compensation Footnote

(4)	Description of Adjustment	2025 Average	2024 Average	2023 Average	2022 Average	2021 Average
	Summary Compensation Table – Total Compensation	$1,344,222	$1,277,540	$1,720,006	$1,480,372	$1,004,907
	Less: Stock award values reported in SCT for the covered year	(605,067)	(609,389)	(698,238)	(689,557)	(389,440)
	Plus: Fair value for stock awards granted in the covered year	208,696	210,136	566,421	439,759	188,701
	Change in fair value of outstanding unvested stock awards from prior years	(40,968)	(337,550)	(59,451)	(138,592)	(152,707)
	Fair value on vesting date of stock awards granted in the covered year that vested during the covered year	—	—	—	8,330	—
	Change in fair value of stock awards from prior years that vested in covered year	7,430	(43,196)	24,128	(37,669)	298,692
	Fair value as of prior fiscal year end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—	(104,999)	(39,157)
	Compensation Actually Paid	$914,313	$497,541	$1,552,866	$957,644	$910,996

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. TSR

CEO 3 - Compensation Actually Paid	Average NEO Compensation Actually Paid
CEO 1 - Compensation Actually Paid	CEO 2 - Compensation Actually Paid
Co. TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income	CAP vs. Net (Loss) Income

CEO 3 - Compensation Actually Paid	Average NEO Compensation Actually Paid
CEO 1 - Compensation Actually Paid	CEO 2 - Compensation Actually Paid
Net (Loss) Income ($000s)

Compensation Actually Paid vs. Company Selected Measure	CAP vs. Adjusted EBITDA

CEO 3 - Compensation Actually Paid	Average NEO Compensation Actually Paid
CEO 1 - Compensation Actually Paid	CEO 2 - Compensation Actually Paid
Adjusted EBITDA ($000s)

Tabular List, Table
Listed below are the financial performance measures which in our assessment represent the most important performance measures we use to link CAP to our named executive officers, for 2025, to company performance.

Measure	Nature	Explanation
Adjusted EBITDA	Financial Measure	Adjusted EBITDA is a non-GAAP measure that we believe provides an important indicator of our ongoing operating performance that we use in operational and financial decision-making. We define EBITDA as net income or loss plus or minus net interest, taxes, depreciation and amortization. Adjusted EBITDA excludes from EBITDA stock-based compensation, restructuring expenses and asset impairment charges and, when appropriate, nonrecurring items that management does not utilize in assessing DMC’s operating performance. Adjusted EBITDA attributable to DMC Global Inc. stockholders excludes the Adjusted EBITDA attributable to the 40% redeemable noncontrolling interest in Arcadia Products.
Free Cash Flow	Financial Measure
Free Cash Flow is a non-GAAP measure that we believe provides an important indicator of our ongoing operating performance and liquidity that we use in operational and financial decision-making. We define Free Cash Flow as cash flows from operating activities less net acquisitions of property, plant and equipment.

Total Shareholder Return Amount	[3]	$ 15.47	16.99	43.51	44.95	91.58
Peer Group Total Shareholder Return Amount	[4]	203.76	168.36	133.74	94.86	116.68
Net Income (Loss)	[5]	$ (11,745,000)	$ (151,960,000)	$ 34,759,000	$ 13,833,000	$ (1,010,000)
Company Selected Measure Amount	[6]	34,942,000	52,156,000	96,063,000	74,199,000	20,179,000
PEO Name		James O’Leary			Kevin T. Longe	Kevin T. Longe
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	CAP vs. Free Cash Flow

CEO 3 - Compensation Actually Paid	Average NEO Compensation Actually Paid
CEO 1 - Compensation Actually Paid	CEO 2 - Compensation Actually Paid
Free Cash Flow ($000s)

Other Performance Measure, Amount	[7]	42,803,000	30,408,000	50,297,000	26,414,000	(20,452,000)
Name		Adjusted EBITDA
Non-GAAP Measure Description		Adjusted EBITDA is a non-GAAP measure that we believe provides an important indicator of our ongoing operating performance that we use in operational and financial decision-making. We define EBITDA as net income or loss plus or minus net interest, taxes, depreciation and amortization. Adjusted EBITDA excludes from EBITDA stock-based compensation, restructuring expenses and asset impairment charges and, when appropriate, nonrecurring items that management does not utilize in assessing DMC’s operating performance. Adjusted EBITDA attributable to DMC Global Inc. stockholders excludes the Adjusted EBITDA attributable to the 40% redeemable noncontrolling interest in Arcadia Products.
Measure:: 2
Pay vs Performance Disclosure
Name		Free Cash Flow
Non-GAAP Measure Description
Free Cash Flow is a non-GAAP measure that we believe provides an important indicator of our ongoing operating performance and liquidity that we use in operational and financial decision-making. We define Free Cash Flow as cash flows from operating activities less net acquisitions of property, plant and equipment.

James O'Leary [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[8]	$ 5,615,614	$ 3,547,422
PEO Actually Paid Compensation Amount	[8],[9]	3,792,825	$ 2,915,024
PEO Name			James O’Leary
Michael Kuta [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[8]		$ 4,138,125	$ 1,984,654
PEO Actually Paid Compensation Amount	[8],[9]		$ 718,551	$ 2,263,684
PEO Name			Michael Kuta	Michael Kuta
David Aldous [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[8]			$ 1,863,920
PEO Actually Paid Compensation Amount	[8],[9]			$ 1,772,312
PEO Name				David Aldous
Kevin T. Longe [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[8]			$ 1,333,600	$ 3,621,688	$ 3,844,266
PEO Actually Paid Compensation Amount	[8],[9]			$ 1,309,232	1,101,613	3,065,356
PEO Name				Kevin T. Longe
PEO | James O'Leary [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,699,992)	$ (2,124,998)
PEO | James O'Leary [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,807,310	1,526,860
PEO | James O'Leary [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(32,706)	0
PEO | James O'Leary [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | James O'Leary [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		102,599	(34,260)
PEO | James O'Leary [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Michael Kuta [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,360,978)	$ (599,993)
PEO | Michael Kuta [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	517,738
PEO | Michael Kuta [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Michael Kuta [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Michael Kuta [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(58,596)	361,285
PEO | Michael Kuta [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | David Aldous [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(599,993)
PEO | David Aldous [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | David Aldous [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | David Aldous [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				508,385
PEO | David Aldous [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | David Aldous [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Kevin T. Longe [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(2,161,133)	(2,273,936)
PEO | Kevin T. Longe [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	1,391,183	1,101,881
PEO | Kevin T. Longe [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(802,369)	(953,988)
PEO | Kevin T. Longe [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Kevin T. Longe [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(24,368)	(286,564)	1,544,217
PEO | Kevin T. Longe [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(661,192)	(197,084)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(605,067)	(609,389)	(698,238)	(689,557)	(389,440)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		208,696	210,136	566,421	439,759	188,701
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(40,968)	(337,550)	(59,451)	(138,592)	(152,707)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	8,330	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,430	(43,196)	24,128	(37,669)	298,692
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0	$ (104,999)	$ (39,157)

[1]	The following non-CEO named executive officers are included in the average figures shown:
2025: Eric Walter, Brett Seger, James Schladen, and Ian Grieves
2024: Eric Walter, Michelle Shepston, James Chilcoff, Ian Grieves, and Antoine Nobili
2023: Eric Walter, Michelle Shepston, James Chilcoff, James Schladen, and Ian Grieves
2022: Michael Kuta, Michelle Shepston, James Schladen, and Ian Grieves
2021: Michael Kuta, Michelle Shepston, Ian Grieves, and Antoine Nobili

[2]
Equity Valuations: The fair value of RSAs and RSUs granted is based on the fair value of DMC’s stock on the last market trading day prior to the grant date. Adjustments have been made using the stock price as of year-end and as of each date of vest. The grant date fair values of PSUs with target Adjusted EBITDA and Adjusted Free Cash Flow performance conditions are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. The fair value of PSUs with TSR performance conditions is based on a third-party valuation simulating a range of possible TSR outcomes over the performance period. Adjustments have been made using the third-party valuation simulating a range of possible TSR outcomes as measured at each year end or the stock price and awards achieved as of each date of vest.

[3]	TSR reflects the value at the end of the year shown of $100 invested in the Company’s common stock at the closing market price on the last trading day immediately prior to the first year shown. This provides a cumulative TSR value that incorporates both the appreciation or depreciation of the Company’s stock price and the value of dividends, which are assumed to have been reinvested in additional DMC shares. Past performance is not a guarantee of future results.
[4]	Peer group TSR for the relevant fiscal year represents the cumulative TSR of the Nasdaq Non-Financial Stocks Index (XNDX) for the measurement periods ending on December 31, 2025, 2024, 2023, 2022, and 2021, respectively. We have selected the Nasdaq Non-Financial Stocks Index (XNDX) as our peer group as it was also used for the stock performance graph required by Item 201(e) of Regulation S-K in our Annual Report on Form 10-K for the year ended December 31, 2025.
[5]	Reflects “Net (loss) income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021. Net loss for the year ended December 31, 2024, includes goodwill impairment of $141,725 related to the full impairment of Arcadia Products’ goodwill.
[6]	Company Selected Measure is a non-GAAP measure, Adjusted EBITDA attributable to DMC Global Inc. which is described below.
[7]	Free Cash Flow is a non-GAAP measure and is described below. This is a supplemental measure.
[8]	Reflects compensation amounts reported in the “Summary Compensation Table” for our Chief Executive Officers, for the respective years shown.

	CEO 1	CEO 2	CEO 3
2025	James O’Leary	n/a	n/a
2024	Michael Kuta	James O’Leary	n/a
2023	Michael Kuta	David Aldous	Kevin T. Longe
2022	n/a	n/a	Kevin T. Longe
2021	n/a	n/a	Kevin T. Longe

[9]	As determined in accordance with SEC rules, “compensation actually paid” to our CEOs in each of 2025, 2024, 2023, 2022, and 2021 reflects the respective amounts set forth in the table above, adjusted as set forth in the table below, and is calculated as of each year-end. The dollar amounts reflected for “Compensation actually paid” in the table above do not reflect the actual amount of compensation earned by or paid to our CEOs during the applicable year, as this depends on the factors discussed in CD&A. For information regarding the decisions made by our Compensation Committee in regard to the CEO’s compensation for each fiscal year, please see the CD&A sections of the proxy statements reporting pay for the fiscal years covered in the table above.